Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets and Liabilities [Abstract]
Net operating losses		$ 387,000
Corporate tax rate		35.00%
Deferred tax assets		$ 165,136	$ 202,891	$ 191,314
Deferred tax liabilities		186,583	95,037	$ 79,654
Plan [Member]
Deferred Tax Assets and Liabilities [Abstract]
Corporate tax rate	21.00%
Net tax credits for Operating losses carryforwards [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets		71,219	102,804
Temporary differences derivatives financial instruments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets		93,719	99,930
Temporary differences derivatives financial instruments [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets		69,000
Temporary differences derivatives financial instruments [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets		18,000
Temporary differences tax/book amortization [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities		113,432	28,810
Temporary differences tax/book value of contracted concessional assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities		66,247	61,818
Other temporary differences [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets		198	157
Deferred tax liabilities		6,904	$ 4,409
Temporary difference for accelerated tax amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities		51,000
Temporary difference for accelerated tax amortization [Member] | Solana and Mojave [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities		$ 63,000